RELATED PARTIES	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTIES

21. RELATED PARTIES

The following discussion summarizes activity between the Company and related parties:

In 2015, the Company entered into a building lease agreement for the headquarters of Forafric Maroc, a wholly owned subsidiary, with a lease term through 2024. The Company’s Parent owns 100% of the company that owns the building. Total rent is approximately $420 per year.

The purchases incurred were $53,994 and $97,641 for the periods ended June 30, 2024 and 2023, respectively. Effective on April 1, 2023, the Company amended its supply agreement with Millcorp to extend through March 2026. As of June 30, 2024, the Company had accounts payable due to Millcorp of $13,362.

The Company grants share-based payments to non-executive members of its board of directors in exchange for directors’ services. For the period ended June 30, 2024, the share-based compensation expense recognized was $250.

The Company’s amounts due from related parties were $1,379 and $1,358 as of June 30, 2024, and December 31, 2023, respectively.

The Company’s amounts due to related parties were $1,504 and $1,486 as of June 30, 2024, and December 31, 2023, respectively.

The Company has not entered into any significant transactions with other related parties.